Share-based payments (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Number of Share Options Outstanding

The movements in number of the outstanding share options for the years ended March 31, 2017, 2018 and 2019 were as follows:

	(Number of options)

	For the year ended March 31
	2017	2018	2019
Outstanding at the beginning of the year	43,800	60,300	77,300
Granted	23,900	17,000	66,940
Exercised	(7,400)	—	(22,100)

Outstanding at the end of the year	60,300	77,300	122,140

Exercisable at the end of the year	60,300	77,300	122,140